BUSINESS COMBINATION (Schedule of Fair Value of Consideration Transferred at Acquisition Date) (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Dec. 20, 2015	Nov. 25, 2016	Dec. 31, 2016	Dec. 31, 2015
Sumpay.cn [Member]
Fair value of consideration transferred
Cash consideration				¥ 226,800
Contingent consideration	¥ 6,300			6,300
Total Consideration				¥ 233,100
Qufan [Member]
Fair value of consideration transferred
Cash consideration			¥ 52,760
Contingent consideration			52,240
Total Consideration		¥ 105,000	¥ 105,000